Offerings	May 14, 2026 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, par value $0.01
Maximum Aggregate Offering Price	$ 127,000,000.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-267555
Carry Forward Initial Effective Date	Dec. 06, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 11,772.90
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement includes $127,000,000 in aggregate principal offering price of unsold securities (the "Unsold Securities") that were previously registered for sale under the Registrant's Registration Statement on Form N-2 (File No. 333-267555) initially filed on September 22, 2022, and amended on November 10, 2022, and declared effective on December 6, 2022 (the "Prior Registration Statement"). The Registrant previously paid filing fees in the aggregate of $11,772.90 relating to the Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, par value $0.01
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 138.10
Offering Note	The Registrant previously paid $138.10 in connection with the filing of the Registrant's Registration Statement on Form N-2 (File No. 333-291962) with the Securities and Exchange Commission on December 5, 2025.